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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment:  [ ]; Amendment Number:____
  This Amendment (check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Fairfax Financial Holdings Limited
   Address:  95 Wellington Street West
             Suite 800
             Toronto, ON M5J 2N7

Form 13F File Number:  028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Paul Rivett
   Title:  Vice President and Chief Legal Officer
   Phone:  416-367-4941

Signature, Place, and Date of Signing:

/s/ Paul Rivett                      Toronto, ON                August 12, 2011
------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:          $3,019,761
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name
01      028-12555               Hamblin Watsa Investment Counsel Ltd.
02      028-12556               V. Prem Watsa
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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                 June 30, 2011

COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4                COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------                 --------     --------   --------   ----------------------------  --------   --------  -------------------
                                                   VALUE      SHRS OR      SH/     PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000)     PRN AMT      PRN     CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------        --------------    -----    --------     -------      ---     ----  ----------  --------  ----  ------  ----
ABITIBIBOWATER INC    COM NEW         003687209   354,798    17,503,604  SH              DEFINED        01,02  SOLE
BCE INC.              COM NEW         05534B760    10,514       268,300  SH              DEFINED        01,02  SOLE
BALDWIN & LYONS       CL B            057755209    22,375       969,875  SH              DEFINED        01,02  SOLE
INC CL B
BERKSHIRE             CL A            084670108       696             6  SH              DEFINED        01,02  SOLE
HATHAWAY INC.
BERKSHIRE             CL B NEW        084670702       812        10,500  SH              DEFINED        01,02  SOLE
HATHAWAY INC.
BRISTOL-MYERS SQB     COM             110122108       289        10,000  SH              DEFINED        01,02  SOLE
BROWN & BROWN INC     COM             115236101       308        12,000  SH              DEFINED        01,02  SOLE
CFS BANCORP INC.      COM             12525D102        54        10,000  SH              DEFINED        01,02  SOLE
CITIGROUP INC         COM NEW         172967424       416        10,000  SH              DEFINED        01,02  SOLE
CNINSURE INC          SPONSORED ADR   18976M103       803        54,700  SH              DEFINED        01,02  SOLE
CRESUD S A C I F Y A  SPONSORED ADR   226406106    14,300       886,008  SH              DEFINED        01,02  SOLE
DELL INC              COM             24702R101   378,300    22,693,489  SH              DEFINED        01,02  SOLE
EXCO RESOURCES INC    COM             269279402    11,618       659,000  SH              DEFINED        01,02  SOLE
FIRST PLACE           COM             33610T109        12        10,000  SH              DEFINED        01,02  SOLE
FINANCIAL/OHIO
FRONTIER              COM             35906A108   149,891    18,620,000  SH              DEFINED        01,02  SOLE
COMMUNICATIONS
CORP
HOLOGIC INC           COM             436440101       403        20,000  SH              DEFINED        01,02  SOLE
INTEL CORP            SDCV            458140AD2    11,888    11,500,000  PRN             DEFINED        01,02  SOLE
JOHNSON & JOHNSON     COM             478160104   344,549     5,184,300  SH              DEFINED        01,02  SOLE
KENNEDY-WILSON        COM             489398107     4,892       400,000  SH              DEFINED        01,02  SOLE
HLDGS INC
KRAFT FOODS INC       CL A            50075N104   188,982     5,365,751  SH              DEFINED        01,02  SOLE
LEVEL 3               COM             52729N100   336,255   138,376,421  SH              DEFINED        01,02  SOLE
COMMUNICATIONS
INC
LEVEL 3               NOTE            52729NBM1   162,601   100,062,000  PRN             DEFINED        01,02  SOLE
COMMUNICATIONS
INC
LEVEL 3               NOTE            52729NBP4   119,250    75,000,000  PRN             DEFINED        01,02  SOLE
COMMUNICATIONS
INC
MBIA INC              COM             55262C100       260        30,000  SH              DEFINED        01,02  SOLE
MERCK & CO. INC.      COM             58933Y105       282         8,000  SH              DEFINED        01,02  SOLE
MOHAWK INDS INC       COM             608190104       348         5,800  SH              DEFINED        01,02  SOLE
NAM TAI ELECTRS INC   COM PAR $0.02   629865205       193        35,000  SH              DEFINED        01,02  SOLE
NEW YORK              COM             649445103       450        30,000  SH              DEFINED        01,02  SOLE
COMMUNITY
BANCORP INC
NEW YORK TIMES CO     CL A            650111107       218        25,000  SH              DEFINED        01,02  SOLE
NEWMARKET CORP        COM             651587107       683         4,000  SH              DEFINED        01,02  SOLE
OLD REPUBLIC INTL     COM             680223104       353        30,000  SH              DEFINED        01,02  SOLE
CORPORATION
OVERSTOCK.COM INC     COM             690370101    51,577     3,388,774  SH              DEFINED        01,02  SOLE
OVERSTOCK.COM INC     NOTE            690370AB7    21,599    21,653,000  PRN             DEFINED        01,02  SOLE
PATTERSON UTI         COM             703481101       474        15,000  SH              DEFINED        01,02  SOLE
ENERGY INC
PFIZER INC            COM             717081103     4,839       235,000  SH              DEFINED        01,02  SOLE
RESEARCH IN MOTION    COM             760975102   241,340     8,373,300  SH              DEFINED        01,02  SOLE
LTD
RYANAIR HLDGS PLC     SPONSORED ADR   783513104     5,691       194,100  SH              DEFINED        01,02  SOLE
SLM CORP              COM             78442P106       421        25,000  SH              DEFINED        01,02  SOLE
SANDRIDGE ENERGY      COM             80007P307   226,713    21,307,600  SH              DEFINED        01,02  SOLE
INC
SUPERMEDIA INC        COM             868447103     1,361       362,974  SH              DEFINED        01,02  SOLE
US BANCORP DEL        COM NEW         902973304   113,432     4,448,310  SH              DEFINED        01,02  SOLE
USG Corp              COM NEW         903293405    97,290     6,794,000  SH              DEFINED        01,02  SOLE
WAL-MART STORES       COM             931142103    11,684       220,000  SH              DEFINED        01,02  SOLE
INC
WELLS FARGO & CO.     COM             949746101   126,548     4,511,530  SH              DEFINED        01,02  SOLE